Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Commitment And Contingencies [Line Items]
Document Period End Date	Sep. 30, 2017
Commitments and contingencies (Note 21)
Inventory Recall Expense	15.0	0.0	$ 0.0
Product Liability Accrual, Period Expense	5.3
Long-term debt	5,801.9	5,575.4
Spectrum Brands [Member]
Commitment And Contingencies [Line Items]
Environmental costs recognized, capitalized	4.4
Product Liability Accrual, Period Expense	35.8
Dale R. Ludwick, on behalf of Herself and All Others Similarly Situated v. Harbinger Group Inc., Fidelity & Guaranty Life Insurance Company, Raven Reinsurance Company, and Front Street Re (Cayman) Ltd [Member]
Commitment And Contingencies [Line Items]
Estimated Litigation Liability	1.8
Spectrum Brands [Member]
Commitment And Contingencies [Line Items]
Product Liability Accrual, Component Amount	5.8	5.6
Product Warranty Accrual, Current	6.4	7.0
Inventory Recall Expense	7.1
Incremental Costs To Dispose Of Product And Operational Expenses	13.7
Salus Capital Partners LLC
Commitment And Contingencies [Line Items]
Long-term debt	22.2	30.3
FGL [Member]
Commitment And Contingencies [Line Items]
Commitments Partially Amount Of Notional Amount Of Unfunded Legally Binding Lending	196.6
Accrued amount of guaranty fund assessments	2.1
Estimated future premium tax deductions	$ 2.0
FGL [Member] | Cressy Plaintiff [Member]
Commitment And Contingencies [Line Items]
Litigation Settlement, Amount		$ 1.3